Quarterly Operating Results (unaudited) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Quarterly Operating Results (unaudited)
Total revenue	$ 34,216	$ 42,808	$ 42,737	$ 45,684	$ 41,181	$ 41,080	$ 39,611	$ 41,901	$ 165,445	$ 163,773	$ 164,637
Income (loss) from continuing operations	2,093	2,290	(10,293)	(842)	2,262	7,377	(7,508)	(2,739)	(6,752)	(608)	6,211
Net income (loss) attributable to common stockholders	$ 194	$ 2,653	$ (10,318)	$ (661)	$ 4,018	$ 6,868	$ (6,936)	$ (2,732)	$ (8,132)	$ 1,218	$ 9,209
Income (loss) from continuing operations per common share, basic and diluted (in dollars per share)	$ (0.01)	$ 0.03	$ (0.12)	$ (0.01)	$ 0.02	$ 0.09	$ (0.09)	$ (0.03)	$ (0.09)	$ (0.01)	$ 0.08
Net income (loss) per common share, basic and diluted (in dollars per share)	$ 0.01	$ 0.03	$ (0.12)	$ (0.01)	$ 0.04	$ 0.08	$ (0.08)	$ (0.03)	$ (0.09)	$ 0.01	$ 0.12